Property and equipment, net (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of March 31,
	2024	2023
Server hardware	$19,419,370	$20,050,414
Vehicles	96,890	211,946
	19,516,260	20,262,360
Less: accumulated depreciation	(13,882,199)	(14,420,101)
Impairment	(5,579,631)	(5,760,944)
Property and equipment, net	$54,430	$81,315